Offerings - Offering: 1	Jul. 02, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share ("Common Stock"), reserved for issuance pursuant to the Amended and Restated Comcast-NBCUniversal 2011 Employee Stock Purchase Plan (the "Plan")
Amount Registered	10,000,000
Proposed Maximum Offering Price per Unit	34.995
Maximum Aggregate Offering Price	$ 349,950,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,577.35
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split or similar transactions.

(2)
Estimated in accordance with Rule 457(h) under the Securities Act solely for purposes of calculating the registration fee, based on the average of the high and low sales prices per share of Common Stock, as reported on The Nasdaq Stock Market LLC on June 25, 2025.